NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

(12)   NON-CONTROLLING INTERESTS

(a)	Redeemable non-controlling interests

In February 2017, two third-party investors (“the investors”) acquired 20% of the equity interest of Muhua Shangce at a consideration of RMB 34,000,000. The investors have the right to ask Muhua Shangce to purchase back part or all of the equity interest if Muhua Shangce does not achieve a qualified IPO within 6 years, as defined by the investment agreement, at the redemption price of RMB 34,000,000 plus 8% of interest for the period from February 2017 to the date of redemption. The redeemable non-controlling interest was recorded outside permanent equity on a separate line item named mezzanine equity- redeemable non-controlling interests in the consolidated balance sheets and initially recorded at the carrying value of RMB 34,000,000. The amount presented in redeemable non-controlling interest should be the greater of the non-controlling interest balance after attribution of net income or loss of the subsidiary and related dividends to the non-controlling interest or the amount of redemption value.

RMB

Balance as of April 1, 2017	—
Add: Capital contribution	34,000,000
Less: Comprehensive loss	(1,444,363)
Accretion of redeemable non-controlling interests	3,748,639
Balance as of December 31, 2017	36,304,276
Less: Comprehensive loss	(3,181,199)
Accretion of redeemable non-controlling interests	6,085,542
Balance as of December 31, 2018	39,208,619

(b)	Non-redeemable non-controlling interests

On October 26, 2018, Board of Directors approved that 24% of the equity shares of Muhua Shangce was transferred to a limited partnership named Ningbo Meishan Bonded Port Area Zunming Investment Management Center (Limited Partnership) (“Limited Partnership”) from ATA Testing at a consideration of RMB 1,500,000. The consideration has been fully paid to ATA Testing by the Limited Partnership on December 26, 2018.